Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exchange differences on translation [abstract]
Foreign currency translation results	$ (275)	$ 356	$ (235)
Foreign exchange fluctuations from debt	68	(28)	(23)
Foreign exchange fluctuations from intercompany balances	1	(73)	(68)
Translation effects of foreign subsidiaries, net	$ (206)	$ 255	$ (326)